Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax		¥ (395,255)	$ (54,149)	¥ (932,862)	¥ (887,172)
Adjustments for:
Depreciation of property, plant and equipment	[1]	71,184	9,752	55,281	38,194
Depreciation of investment property	[1]			15,883	1,444
Depreciation of right-of-use assets		11,134	1,525	11,632	13,495
Amortization of intangible assets		10,851	1,487	10,399	9,782
Equity-settled share-based payments		20,924	2,867	31,503	22,105
(Gain)/loss on disposal of property, plant and equipment		50	7	(4)	(2,068)
Gain on disposal of leases		(85)	(12)		(205)
Fair value loss on financial assets measured at FVTPL		832	114	699	9,765
Fair value gain on derivative financial instruments				(2,822)	(19,434)
Finance costs		64,455	8,830	96,057	52,785
Share of loss/(profit) of a joint venture		281	38	(1,076)	278
Foreign exchange loss/(gain)		(6,694)	(917)	(1,621)	2,703
Total		(222,323)	(30,458)	(716,931)	(758,328)
Decrease/(Increase) in restricted cash balances		(96)	(13)	(7,936)	20,334
(Increase)/Decrease in inventories		9,570	1,311	(6,719)	(5,518)
(Increase)/Decrease in trade receivables		62,750	8,597	(91,537)	(388)
Decrease/(Increase) in prepayments, other receivables and other assets		(14,421)	(1,976)	(7,841)	3,117
Decrease/(Increase) in other non-current assets		(48,950)	(6,705)	(3,552)	29,380
Increase/(Decrease) in trade payables		19,521	2,674	(23,114)	24,698
Increase in other payables and accruals		78,506	10,755	48,573	57,448
(Decrease)/Increase in contract liabilities		(3,654)	(501)	81,620	(24,358)
(Decrease)/Increase in deferred income		7,740	1,060	1,360	(300)
Cash used in operations		(111,357)	(15,256)	(726,077)	(653,915)
Net cash flows used in operating activities		(111,357)	(15,256)	(726,077)	(653,915)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment		(24,289)	(3,328)	(46,108)	(203,288)
Proceeds from disposal of property, plant and equipment				14	2,351
Purchase of intangible assets				(10,736)	(33,675)
Payment of contingent consideration related to acquisition of a subsidiary		(9,516)	(1,304)	(20,000)	(20,000)
(Placement)/Maturity in time deposits with original maturity of more than three months		(312,230)	(42,775)	98,752	(130,000)
Investment in a joint venture		(16,000)	(2,192)
Net cash flows (used in)/generated from investing activities		(362,035)	(49,599)	21,922	(384,612)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of shares		533,940	73,149	470,081
Treasury share purchases				(5,923)	(26,776)
Proceeds from exercise of share options		6	1	8	19
Interest paid		(60,556)	(8,296)	(92,348)	(49,849)
Proceeds from bank loans		535,923	73,421	953,500	763,617
Repayment of bank loans		(672,850)	(92,180)	(956,091)	(54,504)
Principal portion of lease payments		(8,413)	(1,153)	(10,766)	(13,239)
Capital contribution from non-controlling shareholders of a subsidiary				10,290
Listing expense paid		(13,283)	(1,820)
Net cash flows generated from financing activities		314,767	43,122	368,751	619,268
NET DECREASE IN CASH AND CASH EQUIVALENTS		(158,625)	(21,733)	(335,404)	(419,259)
Cash and cash equivalents at beginning of year		1,038,048	142,212	1,345,639	1,706,886
Effect of foreign exchange rate changes, net		13,677	1,875	27,813	58,012
CASH AND CASH EQUIVALENTS AT END OF YEAR		893,100	$ 122,354	1,038,048	1,345,639
ANALYSIS OF BALANCES OF CASH AND BANK BALANCES
Cash and cash equivalents at end of year		893,100		1,038,048	1,345,639
Restricted cash		24,633		24,537	16,601
Time deposits with original maturity of more than three months		343,478		31,248	130,000
Cash and bank balances at end of year		¥ 1,261,211		¥ 1,093,833	¥ 1,492,240

[1]	The depreciation of property, plant and equipment, the depreciation of investment property, the depreciation of right-of-use assets, the amortization of intangible assets and the equity-settled share-based payment expenses for the years are included in “Cost of Sales”, “Research and development expenses”, “Selling and distribution expenses” and “Administrative expenses” in the consolidated statements of profit or loss.